ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - COMPREHENSIVE LOSS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Net loss	$ (1,097,167)	$ (956,464)	$ (1,454,614)
Other comprehensive (loss) income:
Other comprehensive (loss) income	(41,082)	(78,992)	20,394
Total comprehensive loss	(966,487)	(876,427)	(1,256,021)
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Net loss	(930,526)	(811,751)	(1,263,492)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(35,961)	(64,676)	7,471
Other comprehensive (loss) income	(35,961)	(64,676)	7,471
Total comprehensive loss	$ (966,487)	$ (876,427)	$ (1,256,021)